CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Jun. 30, 2015 USD ($) $ / shares shares
Costs and expenses:
Depreciation	$ 237,000
General, administrative and other operating	13,157,000
Loss from operations	(13,394,000)
Other income (expense):
Interest Income	2,000
Total other income (expense)	2,000
Loss before income tax	(13,392,000)
Income tax	0
Net loss	$ (13,392,000)
Basic and diluted loss per common share (in dollars per share) | $ / shares	$ (0.64)
Weighted average shares outstanding - basic and diluted (in shares) | shares	21,046,591